Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Comprehensive income
Net income	$ 9,612	$ 15,996	$ 12,026
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of income tax (expense) recovery of ($562) for the year ended January 31, 2014 (January 31, 2013 – $310; January 31, 2012 – ($188))	(2,958)	1,932	(1,885)
Total other comprehensive (loss) income	(2,958)	1,932	(1,885)
Comprehensive income	$ 6,654	$ 17,928	$ 10,141